Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Bank Borrowings [Abstract]
Schedule of Bank Borrowings	Bank borrowings were as follows as of the respective balance sheet dates:
	December 31	June 30
	2022	2023
	RMB	RMB	US$
Long-term bank borrowing, current portion	-	-	-
Long-term bank borrowing, non-current portion	10,000	10,000	1,379
	10,000	10,000	1,379